Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Registrant Name	dei_EntityRegistrantName	ALLSPRING FUNDS TRUST
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2023
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2023
(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The Fund is a component of various “wrap-fee” programs sponsored by investment advisers and broker-dealers. Generally, no ordinary operating fees or expenses are charged to the Fund. However, participants in the wrap-fee programs eligible to invest in the Fund pay an asset-based fee to the sponsors of these programs, and the Fund’s investment manager receives compensation from the sponsors for its services. Please carefully read the brochure provided to you in connection with your participation in the wrap-fee program for important information about the fees charged to you by the sponsor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example includes contractual commitments to waive fees and reimburse expenses as indicated in the previous table. The example does not include the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 60% of the Fund’s net assets in municipal securities whose interest is exempt from federal income tax, but not necessarily federal alternative minimum tax (“AMT”);
■	up to 40% of the Fund’s total assets in securities whose interest is subject to federal AMT;
■	up to 40% of the Fund’s total assets in below investment-grade municipal securities;
■	up to 20% of the Fund’s total assets in inverse floaters; and
■	up to 10% of the Fund’s net assets in corporate debt securities.
We invest principally in municipal securities of states, territories and possessions of the United States whose interest is exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund’s assets in securities whose interest is subject to federal AMT. We may use futures for duration and yield curve management. While we may purchase securities of any maturity, under normal circumstances, we expect the Fund’s dollar-weighted average effective maturity to be between 3 and 20 years.
We may invest up to 20% of the Fund’s total assets in inverse floaters to seek enhanced returns. Inverse floaters are derivative debt instruments created by depositing a municipal security in a trust. Inverse floaters pay interest at rates that generally vary inversely with specified short-term interest rates and involve leverage. We intend to limit leverage created by the Fund’s investment in inverse floaters to an amount equal to 20% of the Fund’s total assets.
We evaluate each security in which the Fund invests using both a traditional municipal bond credit analysis and a consideration of the security’s environmental, social and governance (“ESG”) impacts. Using our ESG impact framework, securities that we determine to have a positive ESG impact are generally deemed eligible for purchase. In making this determination, we consider the following, where available: an issuer’s history of positive ESG practices, a security’s use-of-proceeds information, an issuer’s impact on underserved populations (such as low socio-economic communities), and a third-party issuer/security ESG rating. A security’s positive ESG impact can be determined under any of the four factors described above. Our ESG impact framework is conducted on an industry sector basis and includes the use of key ESG indicators that vary by sector. In assessing a security’s use of proceeds and an issuer’s history of positive ESG practices, we consider factors such as energy efficiency, pollution control, and environmentally sustainable management. In assessing a security’s use of proceeds and an issuer’s impact on underserved populations, we consider factors such as access to essential services and affordable housing. Municipal securities that we have determined to have a positive ESG impact may include securities issued to fund education (K-12, post-secondary), affordable housing, water treatment, public transportation, healthcare, and energy efficiency projects, among many others.
We use a combination of top-down and bottom-up research to cover the four main elements of total return: duration management, yield curve positioning, sector and credit quality allocation, and security selection. Our top-down analysis involves an evaluation of macroeconomic factors that may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. Our bottom-up analysis, which involves intensive research into the credit fundamentals of individual issuers and the relative value of individual issues, is used to uncover solid investment opportunities. Securities are selected based on several factors, including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends, the degree of a security’s positive ESG impact and consideration of ESG risks. Securities may be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. A security may also be sold due to changes in credit characteristics, outlook, change in our evaluation of ESG impact or ESG risk, as well as changes in portfolio strategy or cash flow needs.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Performance shown does not reflect the impact of the asset-based fee paid by shareholders to the sponsor of the wrap-fee program in which they participate.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: December 31, 2022 +3.67% Lowest Quarter: March 31, 2022 -6.03% Year-to-date total return as of March 31, 2023 is +2.80%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2022
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | Municipal Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | ESG/Sustainable Investment Style Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
ESG/Sustainable Investment Style Risk. A Fund that uses ESG or sustainability criteria to select investments may forgo opportunities in individual securities and/or sectors of securities for non-investment reasons, which could cause the Fund to underperform funds that do not use ESG or sustainability criteria. ESG-focused investments and strategies may, at times, be subject to a higher degree of volatility than non-ESG-focused investments and strategies. ESG information and data, including that provided by third parties, may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Our assessment of an investment’s ESG impact may change over time, which may cause the Fund to hold a security that does not meet our ESG criteria or sell a security when it might otherwise be disadvantageous to do so. Views on ESG, sustainability and positive social and environmental outcomes may differ by fund, adviser and investor. Certain bonds in which the Fund invests may be dependent on government incentives and subsidies, and lack of political support for the financing of projects with a positive environmental or social impact could negatively impact the performance of the Fund. There is no guarantee that our efforts to select investments based on ESG practices will be successful.

(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | Inverse Floater Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Inverse Floater Risk. The holder of an inverse floater, which is a type of derivative, could lose more than its principal investment. An inverse floater produces less income and may decline in value when market rates and the rate payable on the floater rises. An inverse floater typically involves leverage, which may magnify a Fund’s losses, and exhibits greater price and income volatility than an unleveraged bond with a similar maturity.

(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund’s small asset base, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(8.53%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	(4.98%)
(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | CoreBuilder Shares Series SM
Prospectus:	rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.59%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	none	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	none
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	none
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	none
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Allspring Managed Account CoreBuilder® Shares - Series SM as of 12/31 each year
Annual Return 2022	rr_AnnualReturn2022	(9.00%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of March 31, 2023 is +2.80%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.80%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2023
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: December 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.67%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: March 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.03%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
1 Year	rr_AverageAnnualReturnYear01	(9.00%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	(5.77%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 26, 2021
(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | CoreBuilder Shares Series SM | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(9.54%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	(6.12%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 26, 2021
(Allspring Managed Account CoreBuilder Shares - Series SM) | (Allspring Managed Account CoreBuilder Shares Series SM) | CoreBuilder Shares Series SM | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	(5.33%)
5 Years	rr_AverageAnnualReturnYear05	none
Since Inception	rr_AverageAnnualReturnSinceInception	(4.43%)
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	May 26, 2021

[1]
1.	Allspring Funds Management, LLC has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.